COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease information

	September 30, 2025	December 31, 2024
Office lease	$243,550	$243,550
Less: accumulated depreciation	(214,446)	(183,767)
Right of use asset, net	$29,104	$59,783

Operating lease liability is summarized below:

	September 30, 2025	December 31, 2024
Office lease	$29,865	$61,180
Less: current portion	(29,865)	(42,305)
Long term portion	$–	$18,875

Schedule of future minimum rental payments

2025	$11,581
2026	19,301
Total minimum lease payments:	30,882
Less amount representing interest	(1,017)
Present value of minimum lease payments:	$29,865